Financial (Expenses) Income, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Financial (expenses) income, net
	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Interest income	$12	$39	$90
Gain (loss) on foreign currency transactions, net	(10)	4	(22)
Other expenses	(6)	(5)	(8)
Total	$(4)	$38	$60